Other Assets - Disclosure of the Bond Portfolio Stated at Fair Value (Detail) - Bonds [member] - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Maturity of bond portfolio, stated fair value	$ 102.8	$ 103.0
Within one year [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Maturity of bond portfolio, stated fair value	9.5	14.0
2018 to 2022 [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Maturity of bond portfolio, stated fair value	79.9	85.2
More than five years [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Maturity of bond portfolio, stated fair value	$ 13.4	$ 3.8